Notes to the consolidated statements of income - Share buyback program (Details) € / shares in Units, € in Thousands	1 Months Ended														4 Months Ended	5 Months Ended	9 Months Ended			14 Months Ended
	Sep. 30, 2026 EUR (€) € / shares shares	Aug. 31, 2026 EUR (€) € / shares shares	Jul. 31, 2026 EUR (€) € / shares shares	Jun. 30, 2026 EUR (€) € / shares shares	May 31, 2026 EUR (€) € / shares shares	Apr. 30, 2026 € / shares shares	Mar. 31, 2026 EUR (€) € / shares shares	Feb. 28, 2026 EUR (€) € / shares shares	Jan. 31, 2026 EUR (€) € / shares shares	Dec. 31, 2025 € / shares shares	Nov. 30, 2025 EUR (€) € / shares shares	Oct. 31, 2025 EUR (€) € / shares shares	Sep. 30, 2025 EUR (€) € / shares shares	Aug. 31, 2025 EUR (€) € / shares shares	Sep. 30, 2026 EUR (€) € / shares shares	Dec. 29, 2025 EUR (€) shares	Sep. 30, 2026 EUR (€) € / shares shares	Apr. 30, 2026 shares	Sep. 30, 2025 EUR (€) shares	Sep. 30, 2026 EUR (€) € / shares shares	May 28, 2026 EUR (€)	May 21, 2026 EUR (€)	Jan. 09, 2026 EUR (€)	Aug. 11, 2025 EUR (€)	May 20, 2021 EUR (€) tranche
Share buyback program
Number of shares repurchased | shares	2,216,227	3,205,260	1,178,833	2,299,945	155,000	1,523,855	3,705,233	2,596,794	2,898,373	5,607,549	4,164,232	788,260	1,479,790	2,084,733						33,904,084
Average weighted stock price per repurchased share | € / shares	€ 38.92	€ 40.84	€ 41.86	€ 39.49	€ 37.15	€ 38.67	€ 38.72	€ 39.67	€ 37.29	€ 40.26	€ 41.1	€ 46.38	€ 42.45	€ 42.68						€ 40.17
Number of shares cancelled | shares																				24,848,819
Average price per cancelled share | € / shares																				€ 40.19
Number of treasury shares held | shares	9,055,265														9,055,265		9,055,265			9,055,265
Average price per share held | € / shares	€ 40.1														€ 40.1		€ 40.1			€ 40.1
Ordinary shares
Share buyback program
Number of shares cancelled | shares																	(24,848,819)
Value of shares cancelled | €																	€ (24,849)
Additional paid-in capital
Share buyback program
Value of shares cancelled | €																	€ (974,778)
Treasury Stock
Share buyback program
Number of shares repurchased | shares																	19,779,520		3,564,523
Number of shares cancelled | shares																	24,848,819
Value of shares cancelled | €																	€ 999,627
Share BuyBack Programs
Share buyback program
Number of shares repurchased | shares																				33,904,084
Share buyback program value | €	€ 236,894														€ 236,894		€ 236,894			€ 236,894
Number of shares cancelled | shares																				24,848,819
Number of treasury shares held | shares	9,055,265														9,055,265		9,055,265			9,055,265
2025 Share BuyBack Program
Share buyback program
Number of shares repurchased | shares																		24,848,819
Percentage of share capital repurchased																		8.50%
Share buyback program value | €																									€ 1,000,000
Share buyback program, number of tranches | tranche																									2
2025 Share BuyBack Program | Ordinary shares
Share buyback program
Value of shares cancelled | €																	€ (24,848)
2025 Share BuyBack Program | Additional paid-in capital
Share buyback program
Value of shares cancelled | €																	€ (974,778)
2025 Share BuyBack Program | Treasury Stock
Share buyback program
Number of shares cancelled | shares																	24,848,819
2025 Share Buyback Program, first tranche
Share buyback program
Number of shares repurchased | shares										5,607,549	4,164,232	788,260	1,479,790	2,084,733		14,124,564
Share buyback program value | €											€ 240,485	€ 411,651	€ 448,210	€ 511,021					€ 448,210					€ 600,000
Amount of shares repurchased | €																€ 586,450
2025 Share Buyback Program, second tranche
Share buyback program
Number of shares repurchased | shares						1,523,855	3,705,233	2,596,794	2,898,373
Share buyback program value | €							€ 58,973	€ 202,449	€ 305,474														€ 413,550
2026 Share Buyback Program
Share buyback program
Share buyback program value | €																						€ 1,000,000
Share buyback program, percentage of share capital authorized to be repurchased																						10.00%
2026 Share Buyback Program, first tranche
Share buyback program
Number of shares repurchased | shares	2,216,227	3,205,260	1,178,833	2,299,945	155,000										9,055,265
Share buyback program value | €	€ 236,894	€ 323,153	€ 454,065	€ 503,409	€ 594,242										€ 236,894		€ 236,894			€ 236,894	€ 600,000
Liability related to shares yet to be repurchased | €	238,507														238,507		238,507			238,507
Difference between maximum value of shares that may yet be purchased and liability for such shares | €	€ 1,613														€ 1,613		€ 1,613			€ 1,613